Acquisitions	12 Months Ended
Dec. 31, 2016
Business Acquisitions [Abstract]
Acquisitions
3. Acquisition of Filonikis Product Carrier S.A. (M/T Amor)

On October 24, 2016, following the unanimous recommendation of the conflicts committee and the unanimous approval of the board of directors, the Partnership acquired the shares of Filonikis, the owning company of the M/T Amor from CMTC for a total consideration of $16,911. The Partnership also assumed, on the acquisition date, CMTC's guarantee with respect to the outstanding balance of $15,750 of the loan that Filonikis had entered into and was arranged by CMTC (Note 7). The vessel at the time of her acquisition by the Partnership was fixed on a two year time charter with Cargill International S.A. (“Cargill”) ending October 2017, with the option to terminate 30 days earlier, and immediately thereafter with CMTC for a two-month period time charter.

The Partnership accounted for the acquisition of Filonikis as an acquisition of a business. All assets and liabilities of Filonikis except the vessel, necessary permits, the time charter agreements and the loan, were retained by CMTC. The purchase price of the acquisition has been allocated to the identifiable assets acquired and liabilities assumed.
  Purchase Price

The total purchase consideration of $16,911 was funded by $16,000 from the Partnership's cash and the issuance of 283,696 new Partnership's common units at a price of $3.21 per unit as quoted on the Nasdaq Stock Exchange on October 24, 2016 the day of the acquisition of Filonikis (Note 12).
  Acquisition related costs

Acquisition  related costs of $264 are included in general and administrative expenses in the Partnership's consolidated statements of  comprehensive income for the year ended December 31, 2016.
  Purchase price allocation

The allocation of the purchase price to acquired identifiable assets and liabilities assumed was based on their estimated fair values at the date of acquisition. The fair value allocated to each class of identifiable assets acquired and liabilities assumed of Filonikis was calculated as follows:

As of October 24, 2016
Vessel	$31,600
Above market acquired time charters	$1,061
Identifiable assets	$32,661
Loan	$(15,750)
Net assets acquired	$16,911
Purchase price	$(16,911)

The Partnership concluded that its measurements for the assets acquired appropriately reflect consideration of all available information that existed as of the acquisition date. The fair value of the vessel of $31,600 was quoted by independent ship brokers at the time of her acquisition by the Partnership and the fair value of the loan of $15,750 was determined to be its face value.
  Identifiable intangible assets

The following table sets forth the component of the identifiable intangible asset acquired on the purchase of Filonikis which is being amortized over its duration on a straight-line basis as a reduction of revenue:

Intangible assets	As of October 24, 2016	Duration of time charters acquired

Above market acquired time charter	$1,061	1 year

The fair value of the above market time charter acquired was determined as the difference between the time charter rate at which the vessel was fixed and the market rate for comparable charters as provided by independent ship brokers on the business combination date discounted at a WACC of approximately 7.5%.

Total revenues and net income of Filonikis since its acquisition by the Partnership were $980 and $222 respectively and are included in the Partnership's consolidated statements of comprehensive income for the year ended December 31, 2016.
  Unaudited Pro Forma Financial Information

The supplemental pro forma financial information was prepared using the acquisition method of accounting and is based on the following:
  The Partnership's actual results of operations for the years ended December 31, 2016 and 2015
  Pro forma results of operations of Filonikis for the period from the vessel's delivery from the shipyard on September 30, 2015 (vessel inception) to December 31, 2015 and from January 1, 2016 to October 24, 2016 as if the vessel was operating under post acquisition revenue and cost structure.

The combined results do not purport to be indicative of the results of the operations which would have resulted had the acquisition been effected at beginning of the applicable period noted above, or the future results of operations of the combined entity.

The following table summarizes total net revenues; net income and net income per common unit of the combined entity had the acquisition of Filonikis occurred on September 30, 2015 (vessel inception):

	For the year ended December, 31
	2016	2015
Total revenues	$245,825	$221,638
Partnership's net income	$53,677	$55,430
Preferred unit holders' interest in Partnership's net income	$11,101	$11,334
General Partner's interest in Partnership's net income	$850	$881
Common unit holders interest in Partnership's net income	$41,726	$43,215
Net income per common unit basic and diluted	$0.35	$0.38